Fair Value of Derivatives and Financial Instruments Fair Value, by Balance Sheet Grouping (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Preferred Stock, Redemption Date	Oct. 01, 2026
Preferred Stock, Redemption Price Per Share	$ 50.00
Fixed Rate Debt
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Notes Payable Excluding Interest Rate Swaps and Cap Agreements	$ 3,200.0	$ 3,000.0
Notes Payable, Fair Value Disclosure	3,300.0	3,100.0
Floating Rate Debt
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Notes Payable Excluding Interest Rate Swaps and Cap Agreements	1,300.0	1,500.0
Notes Payable, Fair Value Disclosure	1,300.0	1,500.0
Fair Value, Measurements, Recurring [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Interest Rate Derivative Assets, at Fair Value	3.6	2.4
Interest Rate Derivative Liabilities, at Fair Value	1.3	7.6
Embedded Derivative, Fair Value of Embedded Derivative Asset	21.2	$ 10.8
Embedded Derivative, Gain on Embedded Derivative	10.4
Business Combinations, Purchase Price Adjustment, Subsequent Adjustment	1.6
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Change in Unrealized Gain (Loss)	$ 8.8